Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Nature of operations	Nature of operationsBNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Services and Investment and Wealth Management, we serve institutions, corporations and high-net-worth individuals.
Basis of presentation
Basis of presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. generally accepted accounting principles (“GAAP”) and prevailing industry practices.
In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the periods presented have been made.
Reclassifications	Certain immaterial reclassifications have been made to prior periods to place them on a basis comparable with current period presentation.
Use of estimates	Use of estimatesThe preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Our most significant estimates pertain to our allowance for credit losses, fair value of financial instruments and derivatives, goodwill and other intangibles and litigation and regulatory contingencies. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition.
Foreign currency translation	Foreign currency translationAssets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in other comprehensive income (“OCI”). Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.
Acquired businesses
Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to Accounting Standards Codification (“ASC”) 805, Business Combinations and equity investments from the dates of acquisition. Contingent purchase consideration is measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability are recorded through the income statement.

Consolidation
Consolidation

We evaluate an entity for possible consolidation in accordance with ASC 810, Consolidation. We first determine whether or not we have variable interests in the entity, which are investments or other interests that absorb portions of an entity’s expected losses or receive portions of the entity’s expected returns. Our variable interests may include decision-maker or service provider fees, direct and indirect investments and investments made by related parties, including related parties under common control. If it is determined that we do not have a variable interest in the entity, no further analysis is required and the entity is not consolidated.

If we hold a variable interest in the entity, further analysis is performed to determine if the entity is a variable interest entity (“VIE”) or a voting model entity (“VME”).

We consider the underlying facts and circumstances of individual entities when assessing whether or not an entity is a VIE. An entity is determined to be a VIE if the equity investors:
•    do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support; or
•    lack one or more of the following characteristics of a controlling financial interest:
•    the power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance;
•    the obligation to absorb the expected losses of the entity; and
•    the right to receive the expected residual returns of the entity.

We reconsider and reassess whether or not we are the primary beneficiary of a VIE when governing documents or contractual arrangements are changed that would reallocate the obligation to absorb expected losses or receive expected residual returns between BNY Mellon and the other investors. This could occur when BNY Mellon disposes of any portion of its variable interests in the VIE, when we acquire additional variable interests in the VIE, when additional variable interests are issued to other investors or when other investors liquidate their variable interest in the VIE.

We consolidate a VIE if it is determined that we have a controlling financial interest in the entity. We have a controlling financial interest in a VIE when we have both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to that VIE.

For entities that do not meet the definition of a VIE, the entity is considered a VME. We consolidate these entities if we can exert control over the financial and operating policies of an investee, which can occur if we have a 50% or more voting interest in the entity.

See Note 14 for additional disclosures related to our variable interests.

Equity method investments, including renewable energy investments
Equity method investments, including renewable energy investments

Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and included in other assets. Earnings on these investments are reflected as investment services fees, investment management and performance fees or investment and other income, as appropriate, in the period earned.

A loss in value of an equity investment that is determined to be other-than-temporary is recognized by reducing the carrying value of the equity investment to its fair value.

Renewable energy investment projects through limited liability companies are accounted for using the equity method of accounting. The hypothetical liquidation at book value (“HLBV”) methodology is used to determine the pre-tax loss that is recognized in each period. HLBV estimates the liquidation value at the beginning and end of each period, with the difference recognized as the amount of loss under the equity method.
The pre-tax losses are reported in investment and other income on the income statement. The corresponding tax benefits and credits are recorded as a reduction to provision for income taxes on the income statement.
Restricted cash and securities	Restricted cash and securitiesCash and securities may be segregated under federal and other regulatory requirements and consists of excess client funds held by our broker-dealer entities. Restricted cash is included in interest-bearing deposits with banks on the balance sheet and with cash and due from banks when reconciling the beginning and end-of-period balances on the consolidated statement of cash flows.
Securities purchased under resale agreements and securities sold under repurchase agreement
Securities purchased under resale agreements and securities sold under repurchase agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financings. Generally, these agreements are recorded at the amounts at which the securities will be subsequently resold or repurchased, plus accrued interest.

Securities purchased under resale agreements are fully collateralized with high-quality liquid securities. Collateral requirements are monitored and additional collateral is received or provided, as required. As such, these transactions carry minimal credit risk and are generally not allocated an allowance for credit losses.

Where an enforceable netting agreement exists, resale and repurchase agreements executed with the same counterparty and the same maturity date are reported on a net basis on the balance sheet.

Securities - Debt & Equity
Securities – Debt

Debt securities are classified as available-for-sale, held-to-maturity or trading securities when they are purchased. Debt securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Debt securities are classified as held-to-maturity securities when we intend and have the ability to hold them until maturity. Debt securities are classified as trading securities when our intention is to resell the securities.

Available-for-sale securities are measured at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale is recorded net of tax as an addition to, or deduction from, OCI, unless an expected credit loss is recognized. If we determine that a credit loss exists, the amount is recognized as an allowance for credit losses in securities – available-for-sale, with a corresponding adjustment to the provision for credit losses and the non-credit portion of the unrealized loss is recognized in OCI. Realized gains and losses on sales of available-for-sale securities are reported on the income statement. The cost of debt securities sold is determined on a specific identification method. Held-to-maturity securities are measured at amortized cost. If we determine that a credit loss exists, the amount is recognized as an allowance for credit losses in securities – held-to-maturity, with a corresponding adjustment to the provision for credit losses.
The accounting policy for estimating credit losses related to securities held-to-maturity changed beginning in the first quarter of 2020 as a result of the adoption of ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. This ASU also included targeted amendments with respect to credit losses for available-for-sale debt securities. Additional information regarding the Company’s policy for recognition of expected credit losses for securities available-for-sale and securities held-to-maturity is contained within “Allowance for credit losses – Securities – Debt” and “Allowance for credit losses – Other” below.

Trading securities are measured at fair value and included in trading assets on the balance sheet. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Income on securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis, generally over their contractual life.

For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325, Investments – Other, provides that cash flows be discounted at the current yield used to accrete the beneficial interest. A credit loss is recognized when there is an adverse change in expected cash flows.

If we intend to sell the security or it is more likely than not that we will be required to sell the security prior to recovery of its cost basis, the security is written down to fair value and the credit and non-credit components of the unrealized loss are recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security. Subsequent increases in the fair value of the security after the write-down are included in OCI.
The accounting policy for the determination of the fair value of financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on available market data.
Securities – Equity

Investments in equity securities that do not result in consolidation and are not accounted for under the equity method are measured at fair value with changes in the fair value recognized through earnings, unless one of two available exceptions applies. The first exception, a scope exception, allows Federal Reserve Bank stock, Federal Home Loan Bank stock and exchange memberships to remain accounted for at cost, less impairment. The second practicability exception is an election available for equity investments that do not have readily determinable fair values. For certain investments where the Company has chosen the practicability exception, such investments are accounted for in other assets on the balance sheet at cost adjusted for impairment, if any, plus or minus observable price changes in orderly transactions for an identical or similar investment of the same issuer with any such changes reflected in investment and other income. Equity securities with readily determinable fair values are classified in trading assets with changes in fair value reflected in foreign exchange and other trading revenue.

Loans
Loans

Loans are reported at amortized cost, net of any unearned income and deferred fees and costs. Certain loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Loans held for sale are carried at the lower of cost or fair value.

Troubled debt restructuring/loan modifications
Troubled debt restructurings/loan modifications

A modified loan is considered a troubled debt restructuring (“TDR”) if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered.  A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Credit losses related to TDRs are accounted for under an individual evaluation methodology (see “Allowance for credit losses” below). Credit losses for anticipated TDRs are accounted for similarly to TDRs and are identified when there is a reasonable expectation that a TDR will be executed with the borrower and when we expect the modification to affect the timing or amount of payments and/or the payment term.

Due to the coronavirus pandemic, there have been two forms of relief provided for classifying loans as TDRs: The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and the Interagency Guidance (as defined below). Financial institutions may account for eligible loan modifications either under the CARES Act or the Interagency Guidance. The Company has elected to apply both the CARES Act and the Interagency Guidance, as applicable, in providing borrowers with loan modification relief in response to the coronavirus pandemic.

The CARES Act, which became law on March 27, 2020, provides that financial institutions may, subject to certain conditions, elect to temporarily suspend the U.S. GAAP requirements with respect to loan modifications related to the coronavirus pandemic that were current as of Dec. 31, 2019 and that would otherwise be identified and treated as TDRs. On Dec. 27, 2020, the Consolidated Appropriations Act, 2021 was signed into law and extends the period established by the CARES Act under which consideration of TDR identification and accounting triggered by effects of the coronavirus pandemic are suspended. That period is extended one year to the earlier of Jan. 1, 2022, or 60 days after the date on which the national emergency terminates.

Various banking regulators issued guidance in the April 7, 2020 “Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (revised)” (“Interagency Guidance”) on loan modification treatment pursuant to which financial institutions can apply the U.S. GAAP requirements for loan modifications. In accordance with this guidance, a loan modification is not considered a TDR if the modification is related to the coronavirus pandemic, the borrower had been current when the modification program was implemented, and the modification includes payment deferrals for not more than six months.

Nonperforming assets
Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.
When a first or second lien residential mortgage loan reaches 90 days delinquent, it is subject to an individual evaluation of credit loss and placed on nonaccrual status.

When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current and remain current for a specified period.
“Allowance for credit losses” below provides additional information regarding the individual evaluation of credit losses for nonperforming loans.
Allowance for loan losses and allowance for lending-related commitments
Allowance for credit losses

The accounting policy for estimating credit losses related to financial assets measured at amortized cost, including loans and lending-related commitments, changed beginning in the first quarter of 2020 as a result of the adoption of ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. This ASU also included targeted amendments with respect to credit losses for available-for-sale debt securities. The accounting policy for determining the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are judgmental and inherently uncertain.

Credit quality is monitored by management and is reflected within the allowance for credit losses. The allowance represents management’s estimate of expected credit losses over the expected contractual life of the financial instruments as of the balance sheet date. The allowance methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance.

A quantitative methodology and qualitative framework is used to estimate the allowance for credit losses. The qualitative framework is described in further detail within “Allowance for credit losses – Other” below. The quantitative component of our estimate uses models and methodologies that categorize financial assets based on product type, collateral type, and other credit trends and risk characteristics, including relevant information about past events, current conditions and reasonable and supportable forecasts of future economic conditions that affect the collectability of the recorded amounts. The allowance may be determined using various methods, including discounted cash flow methods, loss-rate methods, probability of default methods or other methods that we determine to be appropriate. We estimate our expected credit losses using the probability of default method for the majority of our financial assets. We measure expected credit losses of financial assets on a collective (pool) basis when similar risk characteristics exist. For a financial asset that does not share risk characteristics with other assets, expected credit losses are measured based on an individual evaluation method.

In our estimate, with the exception of our small home equity line of credit portfolio, available-for-sale debt securities, and individually evaluated financial assets, we utilize a multi-scenario macroeconomic forecast which includes a weighting of three scenarios: a baseline and upside and downside scenarios and allows us to develop our estimate using a wide span of economic variables. Our baseline scenario reflects a view on likely performance of each global region and the other two scenarios are designed relative to the baseline scenario. This approach incorporates a reasonable and supportable forecast period spanning the life of the asset, and this period includes both an initial estimated economic outlook component as well as a reversion component for each economic input variable. The length of each of the two components depends on the underlying financial instrument, scenario and underlying economic input variable. In general, the initial economic outlook period for each economic input variable under each scenario ranges between several months and two years. The speed at which the scenario-specific forecasts revert to long-term historical mean is based on observed historical patterns of mean reversion at the economic variable input level that are reflected in our model parameter estimates. Certain macroeconomic variables such as unemployment or home prices take longer to revert after a contraction, though specific recovery times are scenario-specific. Reversion will usually take longer the further away the scenario-specific forecast is from the historical mean. On a quarterly basis, within a developed governance structure, we update these scenarios for current economic conditions and may adjust the scenario weighting based on our economic outlook.
Allowance for credit losses – Loans and lending-related commitments

The allowance for credit losses on loans is presented as a valuation allowance to loans, and the allowance for credit losses on lending-related commitments is recorded in other liabilities. The components of the allowance for credit losses on loans and lending-related commitments consist of the following three elements:
•a pooled allowance component for higher risk-rated and pass-rated commercial and institutional credits;
•a pooled allowance component for residential mortgage loans; and
•an asset-specific allowance component involving individually evaluated credits of $1 million or greater.

The first element, a pooled allowance component for higher risk-rated and pass-rated commercial and institutional credits, is based on our expected credit loss model using the probability of default method, which has been adjusted for the forecast of economic conditions. Individual credit analyses are performed on such loans before being assigned a credit rating. All borrowers are collectively evaluated based on their credit rating. The loss expected in each loan incorporates the borrower’s credit rating, facility rating and maturity. The loss given default, derived from the facility rating, incorporates a recovery expectation, and for unfunded lending exposures, an estimate of the use of the facility at default (usage given default). The borrower’s probability of default is derived from the associated credit rating. The probability of default and the loss given default are applied to the estimated facility amount at default to determine the quantitative component of the allowance. For each of the different parameters, specific credit models are developed for each segment of our portfolio, including commercial loans and lease financing, commercial real estate, financial institutions and other. Segmentation is established based on risk characteristics of the loans and how risk is monitored. We use both internal and external data in the development of these parameters. In estimating the term of the exposures and resulting effect on the measurement of expected credit loss, we consider the impact of potential prepayments as well as the effect of borrower extension options. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated loans and lending-related commitments are reviewed quarterly.

The second element, a pooled allowance component for residential mortgage loans, is determined by first segregating our mortgage pools into two categories: (i) our wealth management mortgages and (ii) our legacy mortgage portfolio disclosed as other residential mortgages. We then apply models to each portfolio to predict prepayments, default rates and loss severity. We consider historical loss experience and use a loan-level, multi-period default model which further segments each portfolio by product type, including first lien fixed rate mortgages, first lien adjustable rate mortgages, second lien mortgages and interest-only mortgages. We calculate the mortgage loss up to loan contractual maturity and embed a reasonable and supportable forecast and macroeconomic variable inputs which are described above. For home equity lines of credit, probability of default and loss given default are based on external data from third-party databases due to the small size of the portfolio and limited internal data. Our legacy mortgage portfolio and home equity line of credit portfolios represent small sub-segments of our mortgage loans.

The third element, individually evaluated credits, is based on individual analysis of loans of $1 million and greater which no longer share the risk characteristics with other loans. Factors we consider in measuring the extent of expected credit loss include the payment status, collateral value, the borrower’s financial condition, guarantor support, the probability of collecting scheduled principal and interest payments when due, anticipated modifications of payment structure or term for troubled borrowers, and recoveries if they can be reasonably estimated. We measure the expected credit loss as the difference between the amortized cost basis in the loan and the present value of the expected future cash flows from the borrower which is generally discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. We generally consider nonperforming loans as well as loans that have been or are anticipated to be modified under a troubled debt restructuring for individual evaluation given the risk characteristics of such loans.

Allowance for credit losses – Securities – Debt

When estimating expected credit losses, we segment our available-for-sale and held-to-maturity debt securities portfolios by major asset class. This is influenced by whether the security is structured or non-structured (i.e., direct obligation), as well as the issuer type.

Debt securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability management purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Available-for-sale securities are measured at fair value. The difference between fair value and amortized cost represents the unrealized gains or losses on assets classified as available-for-sale, and is recorded net of tax as an addition to, or deduction from, OCI, unless we determine that this difference or a portion thereof represents an expected credit loss. If we determine that a credit loss exists, the amount is recognized as an allowance for credit losses in securities – available-for-sale, with a corresponding adjustment to the provision for credit losses. We evaluate credit losses at the individual security level and do not recognize credit losses if the fair value exceeds amortized cost, and if we determine that a credit loss exists, we limit the recognition of the loss to the difference between fair value and amortized cost. In our determination of whether an expected credit loss exists, we routinely conduct periodic reviews and examine various quantitative and qualitative factors that are unique to each portfolio, including the severity of the unrealized loss position, agency rating, credit enhancement, cash flow deterioration and other factors. The measurement of an expected credit loss is then based on the best estimate of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security. Changes to the present value of cash flows due to the passage of time are recognized within the allowance for credit losses.

We estimate expected credit losses for held-to-maturity debt securities using a similar methodology as described in the first allowance element within “Allowance for credit losses – Loans and lending-related commitments” above. The allowance for credit losses on held-to-maturity debt securities is recorded in securities – held-to-maturity. The components of the credit loss calculation for each major portfolio or asset class include a probability of default and loss given default and their values depend on the forecast behavior of variables in the macroeconomic environment. For structured debt securities, we estimated expected credit losses at the individual security level and use a cash flow model to project principal losses. Generally, cash flows are discounted at the effective interest rate implicit in the debt security. The difference is reflected in the allowance for credit losses, and changes to the present value of cash flows due to the passage of time are recognized within the allowance for credit losses.

We currently do not require an estimate of expected credit losses to be measured and recorded for U.S. Treasury securities, agency debt securities, and other debt securities that meet certain conditions that are based on a combination of factors such as guarantees, credit ratings and other credit quality factors. These assets are monitored within our established governance structure on a recurring basis to determine if any changes are warranted.

Allowance for credit losses – Other financial instruments

We also estimate expected credit losses associated with margin loans, reverse repurchase agreements, security lending indemnifications, and deposits with third-party financial institutions using a similar methodology as described in the first allowance element within “Allowance for credit losses – Loans and lending-related commitments” above. The allowance for credit losses on reverse repurchase agreements is recorded in federal funds sold and securities purchased under resale agreements; the allowance for credit losses on securities lending indemnifications is recorded in other liabilities and the allowance for credit losses on deposits with third-party financial institutions is recorded in cash and due from banks or interest-bearing deposits with banks. Our reverse repurchase agreements are short term and subject to continuous over-collateralization by our counterparties and timely collateral replenishment, when necessary. As a result, we estimate the expected credit loss related to the uncollateralized portion of the asset at the balance sheet date, if any, and when there is a reasonable expectation that the counterparty will not replenish the collateral in compliance with the terms of the repurchase agreement. This method is also applied to margin lending arrangements and securities lending indemnifications.

Allowance for credit losses – Other

We do not apply our credit loss measurement methodologies to accrued interest receivable balances related to our loan, debt securities and deposits with third-party financial institution assets given our nonaccrual policy that requires charge-off of interest receivable when deemed uncollectible. Accrued interest receivable related to these instruments is presented in total with other interest-bearing instruments in the consolidated balance sheet. Accrued interest receivable related to each major loan class is disclosed within our credit quality disclosure in Note 5.

Our policy for credit losses related to purchased financial assets requires an evaluation to be performed prior to the effective purchase date to determine if more than an insignificant decline in credit quality has occurred during the period between the origination and purchase date, or, in the case of debt securities, the period between the issuance and purchase date. If we purchase a financial asset with more than insignificant deterioration in credit quality, the measurement of expected credit loss is performed using the methodologies described above, and the credit loss is recorded as an allowance for credit losses on the purchase date. Subsequent to purchase, changes (favorable and unfavorable) in expected cash flows are recognized immediately in net income by adjusting the allowance. We evaluate various factors in the determination of whether a more than an insignificant decline in credit quality has occurred and these factors vary depending upon the type of asset purchased. Such factors include changes in risk rating and/or agency rating, collateral deterioration, payment status, purchase price, credit spreads and other factors. We did not purchase any such assets in 2020 and did not own such assets as of Dec. 31, 2020.

We apply a separate credit loss methodology to accounts receivables to estimate the expected credit losses associated with these short-term receivables which historically have not resulted in significant credit losses. The allowance for credit losses on accounts receivables is reflected in other assets.

The qualitative component of our estimate for the allowance for credit losses is intended to capture expected losses that may not have been fully captured in the quantitative component. Through an established governance structure, management determines the qualitative allowance each period based on an evaluation of various internal and environmental factors which include: scenario weighting and sensitivity risk, credit concentration risk, economic conditions and other considerations. We may also make adjustments for idiosyncratic risks. Once determined in the aggregate, our qualitative allowance is then allocated to each of our financial instrument portfolios except for debt securities and those instruments carried in other assets based on the respective instruments’ quantitative allowance balances. The allocation of this additional allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and equipment	Premises and equipmentPremises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from two to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.
Leasing
Leasing

We determine if an arrangement is a lease at inception. Right-of-use (“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments. The ROU assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date or at lease modification date for certain lease modifications. For all leases, we use a discount rate that represents a collateralized incremental borrowing rate based on similar terms and information available at lease commencement date or at the modification date for certain lease modifications in determining the present value of lease payments. In addition to the lease payments, the determination of an ROU asset may also include certain adjustments related to lease incentives and initial direct costs incurred. Options to extend or terminate a lease are included in the determination of the ROU asset and lease liability only when it is reasonably certain that we will exercise that option.

Lease expense for operating leases is recognized on a straight-line basis over the lease term, while the lease expense for finance leases is recognized using the effective interest method. ROU assets are reviewed for impairment when events or circumstances indicate that the carrying amount may not be recoverable. For operating leases, if deemed impaired, the ROU asset is written down and the remaining balance is subsequently amortized on a straight-line basis which results in lease expense recognition that is similar to finance leases.

For all leases, we have elected to account for the contractual lease and non-lease components as a single lease component and include them in the calculation of the lease liability. The non-lease variable components, such as maintenance expense and other variable costs, including non-index or rate escalations, have been excluded from the calculation and disclosed separately. Additionally, for certain equipment leases, we apply a portfolio approach to account for the operating lease ROU assets and liabilities.

For subleasing activities, the rental income is reported as part of net occupancy expense, as this activity is not a significant business activity and is part of the Company’s customary business practice.

For direct finance leases, unearned revenue is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. We have leveraged lease transactions that were entered into prior to Dec. 31, 2018. These leases are grandfathered under ASC 842, Leases, which became effective Jan. 1, 2019, and will continue to be accounted for under the prior guidance unless the leases are subsequently modified. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment and other income. Impairment of leveraged lease residual values that is deemed other-than-temporary is reflected in net interest revenue. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.
Software
Software

We capitalize costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets on the balance sheet. We record amortization of capitalized software in software and equipment expense on the income statement.

Identified intangible assets and goodwill
Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired and to determine if the lives are no longer indefinite and should be amortized. The amount of goodwill impairment, if any, is determined by the excess of the carrying value of the reporting unit over its fair value. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 7 for additional disclosures related to goodwill and intangible assets.

Investments in qualified affordable housing projects
Investments in qualified affordable housing projects

Investments in qualified affordable housing projects through a limited liability entity are accounted for utilizing the proportional amortization method.  Under the proportional amortization method, the initial cost of the investment is amortized to the provision for income taxes in proportion to the tax credits and other tax benefits received. The net investment performance, including tax credits and other benefits received, is recognized in the income statement as a component of the provision for income taxes. Additionally, the value of the commitments to fund qualified affordable housing projects is included in other assets on the balance sheet and a liability is recorded for the unfunded portion.
Seed capital
Seed capital

Seed capital investments are generally classified as other assets and carried at fair value unless we are required to consolidate the investee due to having a controlling financial interest. Unrealized gains and losses on seed capital investments are recorded in investment and other income. Certain risk retention investments in our collateralized loan obligations (“CLOs”) are classified as available-for-sale securities.

Noncontrolling interests
Noncontrolling interests

Noncontrolling interests represent the portion of consolidated entities that are owned by parties other than BNY Mellon. Noncontrolling interests included in permanent equity are adjusted for the income or loss attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity and represent the redemption value resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. We recognize changes in the redemption value of the redeemable noncontrolling interests as they occur and adjust the carrying value to be equal to the redemption value.

Fee revenue
Fee revenue

Investment Services and Investment and Wealth Management revenue is based on terms specified in a contract with a customer and are shown net of fee waivers and excludes any amounts collected on behalf of third parties. Revenue is recognized when, or as, a performance obligation is satisfied by transferring control of a good or service to a customer. A performance obligation may be satisfied over time or at a point in time. Revenue from a performance obligation satisfied over time is recognized by measuring our progress in satisfying the performance obligation in a manner that reflects the transfer of goods and services to the customer. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time the customer obtains control of the promised good or service. The amount of revenue recognized reflects the consideration we expect to be entitled to in exchange for the promised goods and services. Taxes assessed by a governmental authority, that are both imposed on, and concurrent with, a specific revenue-producing transaction, are collected from a customer and are excluded from revenue.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are constrained until all uncertainties are resolved and reversal of previously recorded amounts is not probable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable, which are subject to a clawback if future performance thresholds in current or future years are not met, are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Additionally, we recognize revenue from non-refundable, implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related customer margin or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred implementation fees related to that contract are recognized in the period the contract is terminated.

We record foreign exchange and other trading revenue, financing-related fees and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectability is reasonably assured.
Net interest revenue
Net interest revenue

Revenue on interest-earning assets and expense on interest-bearing liabilities are recognized based on the effective yield of the related financial instrument. The amortization of premiums and accretion of discounts are included in interest revenue and are adjusted for prepayments when they occur, such that, the effective yield remains constant throughout the contractual life of the security. Negative interest incurred on assets or charged on liabilities is presented as contra interest revenue and contra interest expense, respectively.

Pension
Pension

The measurement date for BNY Mellon’s pension plans is December 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield curves of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs (if applicable), interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value, amortization of prior service cost and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from demographic or investment experience different than assumed, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10% of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is generally recognized over the future service periods of active employees. Benefit accruals under the U.S. pension plans and the largest foreign pension plan in the UK are frozen. Future unrecognized actuarial gains and losses for these frozen plans that exceed a threshold amount are amortized over the average future life expectancy of plan participants with a maximum of 15 years.
Our expected long-term rate of return on plan assets is based on anticipated returns for each applicable asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed-income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a five-year period.

Stock-based compensation
Stock-based compensation

Compensation expense relating to share-based payments is recognized in staff expense on the income statement, on a straight-line basis, over the applicable vesting period.

Certain stock compensation grants vest when the employee retires. New grants with this feature are expensed by the first date the employee is eligible to retire. We estimate forfeitures when recording compensation cost related to share-based payment awards.

Severance
Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Severance expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income taxes	Income taxesWe record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.
Derivative financial instruments
Derivative financial instruments

Derivatives are recorded on the balance sheet at fair value and include futures, forwards, interest rate swaps, foreign currency swaps and options and similar products. Derivatives in an unrealized gain position are recognized as assets while derivatives in unrealized loss position are recognized as liabilities. Derivatives are reported net by counterparty and after consideration of cash collateral, to the extent subject to legally enforceable netting agreements. Derivatives designated and effective in qualifying hedging relationships are classified in other assets or other liabilities on the balance sheet. All other derivatives are classified within trading assets or trading liabilities on the balance sheet. Gains and losses on trading derivatives are generally included in foreign exchange and other trading revenue.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our asset/liability management process. These non-trading derivatives are designated as one of three types of hedge activities: fair value, cash flow or net investment hedges. Gains and losses on derivatives associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in OCI, until reclassified into earnings in the same period the hedged item impacts earnings. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within OCI.

To qualify for hedge accounting, each hedge relationship is required to be highly effective at reducing the risk associated with the exposure being hedged, both prospectively and retrospectively. We formally document all relationships, including hedging instruments and hedged items, as well as our risk management objectives and strategy for undertaking each hedging transaction. At inception, the potential cause of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction. At hedge inception, we document the methodology to be utilized for evaluating effectiveness on an ongoing basis, and we monitor ongoing hedge effectiveness at least quarterly.

For qualifying fair value hedges, changes in the fair value of the derivative, and changes in the value of the hedged item associated with the designated risks being hedged, are recognized in earnings. Certain amounts excluded from the assessment of effectiveness are recorded in OCI and recognized in earnings through an amortization approach over the life of the derivative. We discontinue hedge accounting prospectively when we determine that the hedge is no longer effective or the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item.

For qualifying cash flow hedges, changes in the fair value of the derivative are recorded in OCI, until reclassified into earnings in the same period the hedged item impacts earnings. If the hedge relationship is terminated, then the change in value will be reclassified from OCI to earnings when the cash flows that were previously hedged affect earnings. If cash flow hedge accounting is discontinued as a result of a forecasted transaction no longer being probable to occur, then the amount reported in OCI is immediately reclassified to current earnings.
Derivative amounts affecting earnings are recognized in the same income statement line as the hedged item affects earnings, principally interest revenue, interest expense, other revenue and staff expense.

Foreign currency transaction gains and losses related to qualifying hedges of net investments in a foreign operation are recorded with cumulative foreign currency translation adjustments within OCI net of their tax effect. The Company evaluates effectiveness of its foreign currency derivatives designated as hedges of its net investments utilizing the forward rate method.
The determination of fair value of derivative financial instruments has been identified as a “critical accounting estimate.”
Earnings per common share
Earnings per common share

Earnings per common share is calculated using the two-class method under which earnings are allocated to common shareholders and holders of participating securities. Unvested stock-based compensation awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities under the two-class method.

Basic earnings per share is calculated by dividing net income allocated to common shareholders of BNY Mellon by the average number of common shares outstanding and vested stock-based compensation awards where recipients have satisfied either the explicit vesting terms or retirement-eligibility requirements.

Diluted earnings per common share is computed under the more dilutive of either the treasury stock method or the two-class method. We increase the average number of shares of common stock outstanding by the assumed number of shares of common stock that would be issued assuming the exercise of stock options and the issuance of shares related to stock-based compensation awards using the treasury stock method, if dilutive. Diluted earnings per share is calculated by dividing net income allocated to common shareholders of BNY Mellon by the adjusted average number of common shares outstanding.

Statement of cash flows	Statement of cash flowsWe have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged. Distributions received from equity method investees are classified as cash inflows from operating activities on the statement of cash flows. Excess returns on investments of equity method investments are classified as cash flows from investing activities on the statement of cash flows.
Accounting changes and new accounting guidance
The following accounting guidance was adopted in 2020.

ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments

In June 2016, the Financial Accounting Standards Board (“FASB”) issued an ASU, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. This ASU introduces a new current expected credit losses model, which applies to financial assets subject to credit losses and measured at amortized cost, including held-to-maturity securities and certain off-balance sheet credit exposures. The guidance also changes current practice for the impairment model for available-for-sale debt securities by requiring the use of an allowance to record estimated credit losses and subsequent recoveries. The standard requires a cumulative effect of initial application to be recognized in retained earnings at the date of initial application.

In conjunction with adopting the new standard, we developed expected credit loss models and approaches that include consideration of multiple forecast scenarios and other methodologies. On Jan. 1, 2020, we adopted this new accounting guidance on a modified retrospective basis and recognized a $45 million after-tax increase in retained earnings, primarily attributable to a reduction to the allowance for credit losses for our commercial lending portfolios. The comparative financial information for prior periods has not been restated. See the Consolidated Balance Sheet and Notes 4 and 5 for the disclosures required by this ASU.
ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting

In March 2020, the FASB issued an ASU, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This ASU provides temporary optional expedients and exceptions for applying U.S. GAAP to financial contracts, hedging relationships and other transactions affected by reference rate reform. Specifically, the ASU provides for the election to account for certain contract amendments related to reference rate reform as modifications rather than extinguishments without the requirement to assess the significance of the amendments. In addition, the ASU allows for certain practical expedients and elections to preserve hedge accounting uninterrupted during the Replacement of Interbank Offered Rates (“IBORs”) transition period. This ASU also permits an entity to make a one-time election to sell and/or transfer held-to-maturity securities that are affected by reference rate reform and were classified as held-to-maturity on or before Jan. 1, 2020.
The Company has elected to prospectively apply certain of the practical expedients related to contract modifications and hedge accounting relationships effective Oct. 1, 2020. The implementation of these elections did not have a material impact on BNY Mellon as they ease the administrative burden of accounting for contracts impacted by reference rate reform.
Fair value measurement	Fair value measurement
Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. BNY Mellon’s own creditworthiness is considered when valuing liabilities.

Fair value focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns and observability of model parameters. Valuation adjustments may be made to record financial instruments at fair value.

Most derivative contracts are valued using models which are calibrated to observable market data and employ standard market pricing theory for their valuations. Valuation models incorporate counterparty credit risk by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative positions is sensitive to the current changes in our own credit spreads, as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model-based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

A three-level valuation hierarchy is used for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include certain debt and equity securities, derivative financial instruments actively traded on exchanges and highly liquid government bonds.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange-traded securities and derivative financial instruments whose model inputs are observable in the market or can be corroborated by market-observable data. Examples in this category are MBS, corporate debt securities and over-the-counter (“OTC”) derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Valuation methodology

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

We determine fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include U.S. Treasury and certain sovereign debt securities that are actively traded in highly liquid OTC markets, money market funds and exchange-traded equities.

If quoted market prices are not available, fair values are primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include MBS, state and political subdivisions, certain sovereign debt, corporate bonds and foreign covered bonds.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. As of Dec. 31, 2020, we have no instruments included in Level 3 of the valuation hierarchy.

At Dec. 31, 2020, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. The remaining securities were generally valued using observable inputs. Additional disclosures of securities are provided in Note 4.

Derivative financial instruments

We classify exchange-traded derivative financial instruments valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchange-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using models that use as their basis readily observable market parameters, and we classify them in Level 2 of the valuation hierarchy. Such derivative financial instruments include swaps and options, foreign exchange spot and forward contracts and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples may include long-dated swaps and options, where parameters may be unobservable for longer maturities; and certain highly structured products, where correlation risk is unobservable. As of Dec. 31, 2020, we have no Level 3 derivatives. Additional disclosures of derivative instruments are provided in Note 23.

Seed capital

In our Investment and Wealth Management business, we make seed capital investments in certain funds we manage. Seed capital is generally included in other assets on the consolidated balance sheet. When applicable, we value seed capital based on the published NAV of the fund.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund.

Interests in securitizations

For the interests in securitizations that are classified in trading assets—equity instruments and long-term debt—we use discounted cash flow models, which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Other assets measured at NAV

We hold private equity investments, specifically SBICs, which are compliant with the Volcker Rule. There are no readily available market quotations for these investment partnerships. The fair value of the SBICs is based on our ownership percentage of the fair value of the underlying investments as provided by the partnership managers.  These investments are typically valued on a quarterly basis. Our SBIC private equity investments are valued at NAV as a practical expedient for fair value.
The following tables present the financial instruments carried at fair value at Dec. 31, 2020 and Dec. 31, 2019, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.